December 29, 2022

Supplement

SUPPLEMENT DATED DECEMBER 29, 2022 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPE OPPORTUNITY FUND, INC.,
Dated February 28, 2022

Effective immediately, Anil Agarwal serves as a co-portfolio manager of the Fund. Kristian Heugh will continue as the lead portfolio manager. Wendy Wang no longer serves as a co-portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Adviser	Since inception
Anil Agarwal	Managing Director of the Sub-Adviser	December 2022

In addition, the third and fourth paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-today management of the Fund are Kristian Heugh and Anil Agarwal. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Mr. Agarwal has been associated with the Sub-Adviser in an investment management capacity since 2020 and in an investment research capacity since 2001.

Please retain this supplement for future reference.

MSEOPROSPT 12/22

December 29, 2022

Supplement

SUPPLEMENT DATED DECEMBER 29, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY EUROPE OPPORTUNITY FUND, INC.,
Dated February 28, 2022

Effective immediately, Anil Agarwal serves as a co-portfolio manager of the Fund. Kristian Heugh will continue as the lead portfolio manager. Wendy Wang no longer serves as a co-portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted in its entirety.

In addition, the section of the Statement of Additional Information entitled "Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Kristian Heugh	7	$20.3 billion	24	$57.7 billion	33	(1)	$4.9 billion(1)
Anil Agarwal*	1	$0	2	$4.2 billion	1		$48.7 million

*  As of October 31, 2022.

In addition, the section of the Statement of Additional Information entitled "Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers	Fund Holdings
Kristian Heugh	Over $1 million
Anil Agarwal*	$50,001-$100,000

*  As of October 31, 2022.

Please retain this supplement for future reference.